Fair Value Measurements - Fair Value of Warrant Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	$ 302	$ 863
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	$ 302	$ 863